Inventories (Tables)	12 Months Ended
Mar. 28, 2021
Inventories [Abstract]
Schedule of Inventories

	March 28, 2021	March 29, 2020
	$	$
Raw materials	63.8	61.5
Work in progress	18.6	19.4
Finished goods	259.9	331.4
Total inventories at the lower of cost and net realizable value	342.3	412.3

Schedule of Cost of Sales
Amounts charged to cost of sales comprise the following:

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Cost of goods manufactured	334.9	352.4	309.0
Depreciation and amortization	14.8	12.4	4.7
	349.7	364.8	313.7